Loans and Allowance for Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2017 and 2018 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2017	2018
	(in millions)
Domestic:
Manufacturing	¥11,796,803	¥10,876,625
Construction	819,262	781,262
Real estate	11,622,372	11,763,769
Services	2,549,300	2,689,086
Wholesale and retail	7,970,579	7,989,080
Banks and other financial institutions(1)	5,223,906	4,818,364
Communication and information services	1,634,584	1,551,533
Other industries	8,898,712	8,939,291
Consumer	16,491,010	16,287,332

Total domestic	67,006,528	65,696,342

Foreign:
Governments and official institutions	1,037,795	920,538
Banks and other financial institutions(1)	13,844,964	12,851,570
Commercial and industrial	30,279,641	30,591,173
Other	6,334,551	7,270,928

Total foreign	51,496,951	51,634,209

Unearned income, unamortized premiums—net and deferred loan fees—net	(288,507)	(294,656)

Total(2)	¥118,214,972	¥117,035,895

Notes:

(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥185,940 million and ¥226,923 million at March 31, 2017 and 2018, respectively.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. See Note 1 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.

The nonaccrual loans by class at March 31, 2017 and 2018 is shown below:

	2017	2018
	(in millions)
Commercial
Domestic	¥471,148	¥332,994
Manufacturing	185,095	77,163
Construction	15,202	10,791
Real estate	44,374	33,317
Services	38,602	30,717
Wholesale and retail	131,213	108,175
Banks and other financial institutions	2,432	1,145
Communication and information services	18,685	13,815
Other industries	10,034	37,549
Consumer	25,511	20,322
Foreign-excluding MUAH and Krungsri	191,889	109,516
Residential	75,399	69,464
Card	61,424	61,387
MUAH	82,150	52,282
Krungsri	94,902	121,286

Total(1)	¥976,912	¥746,929

Note:

(1)	The above table does not include loans held for sale of nil and ¥61 million at March 31, 2017 and 2018, respectively, and loans acquired with deteriorated credit quality of ¥9,720 million and ¥6,659 million at March 31, 2017 and 2018, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and TDRs. The following table shows information about impaired loans by class at March 31, 2017 and 2018:

	Recorded Loan Balance
At March 31, 2017:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥875,977	¥187,738	¥1,063,715	¥1,107,203	¥608,122
Manufacturing	555,009	39,587	594,596	602,038	411,787
Construction	15,007	9,068	24,075	24,907	9,107
Real estate	53,048	30,274	83,322	90,797	14,987
Services	48,304	23,162	71,466	78,097	31,074
Wholesale and retail	160,422	53,760	214,182	224,141	115,673
Banks and other financial institutions	1,836	607	2,443	2,443	1,674
Communication and information services	14,166	10,652	24,818	26,641	10,565
Other industries	10,714	5,806	16,520	17,403	7,226
Consumer	17,471	14,822	32,293	40,736	6,029
Foreign-excluding MUAH and Krungsri	262,887	23,019	285,906	309,975	164,682
Loans acquired with deteriorated credit quality	8,013	—	8,013	11,513	3,619
Residential	120,465	6,557	127,022	154,006	46,971
Card	71,849	462	72,311	80,392	20,523
MUAH	77,160	16,292	93,452	113,414	19,173
Krungsri	44,679	20,752	65,431	71,075	19,118

Total(3)	¥1,461,030	¥254,820	¥1,715,850	¥1,847,578	¥882,208

	Recorded Loan Balance
At March 31, 2018:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥626,469	¥188,984	¥815,453	¥875,795	¥331,851
Manufacturing	361,268	36,566	397,834	408,124	166,098
Construction	10,936	7,172	18,108	18,490	7,921
Real estate	43,553	23,053	66,606	71,809	10,665
Services	38,097	16,600	54,697	59,335	25,890
Wholesale and retail	128,661	49,628	178,289	189,404	94,832
Banks and other financial institutions	1,125	26	1,151	1,151	972
Communication and information services	18,782	7,852	26,634	28,082	16,041
Other industries	12,978	34,282	47,260	67,525	5,350
Consumer	11,069	13,805	24,874	31,875	4,082
Foreign-excluding MUAH and Krungsri	122,243	40,249	162,492	190,518	82,855
Loans acquired with deteriorated credit quality	7,837	—	7,837	15,470	4,324
Residential	105,089	6,261	111,350	134,777	16,928
Card	66,964	388	67,352	74,840	21,223
MUAH	48,895	33,650	82,545	94,565	7,743
Krungsri	58,529	25,565	84,094	90,957	29,402

Total(3)	¥1,036,026	¥295,097	¥1,331,123	¥1,476,922	¥494,326

Notes:

(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
(2)	Included in impaired loans at March 31, 2017 and 2018 are accrual TDRs as follows: ¥688,746 million and ¥536,748 million—Commercial; ¥50,213 million and ¥40,734 million—Residential; ¥32,564 million and ¥28,541 million—Card; ¥24,708 million and ¥39,333 million—MUFG Americas Holdings; and ¥23,588 million and ¥24,899 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥9,879 million and ¥61 million at March 31, 2017 and 2018, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016		2017		2018
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,066,585	¥16,572	¥1,137,501	¥14,116	¥918,093	¥9,441
Manufacturing	464,157	5,530	601,256	5,845	472,081	3,787
Construction	29,548	708	26,684	434	19,465	281
Real estate	123,203	2,169	96,229	1,593	74,087	1,146
Services	91,339	1,967	81,967	1,236	59,916	794
Wholesale and retail	249,656	4,333	238,798	3,466	186,356	2,347
Banks and other financial institutions	3,982	51	2,272	11	1,729	8
Communication and information services	29,547	677	27,531	570	25,461	388
Other industries	29,018	301	24,709	397	50,377	215
Consumer	46,135	836	38,055	564	28,621	475
Foreign-excluding MUAH and Krungsri	230,018	3,235	291,612	5,132	209,297	4,244
Loans acquired with deteriorated credit quality	11,549	495	9,974	432	8,591	492
Residential	154,760	2,918	133,876	1,883	119,409	1,563
Card	85,006	3,330	75,809	2,483	69,831	1,993
MUAH	71,966	1,550	91,690	1,664	83,504	1,993
Krungsri	40,037	2,252	51,597	2,201	75,370	3,899

Total	¥1,659,921	¥30,352	¥1,792,059	¥27,911	¥1,484,095	¥23,625

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥867,090	¥613,844	¥819,819
Additions (new accrual TDR status)(1)	175,178	492,269	144,368
Transfers to other impaired loans (including nonaccrual TDRs)	(164,016)	(40,182)	(25,122)
Loans sold	(9)	(1,637)	(39,378)
Principal payments and other	(264,399)	(244,475)	(229,432)

Balance at end of fiscal year(1)	¥613,844	¥819,819	¥670,255

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥819,716	¥1,111,306	¥896,031
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	617,481	541,789	281,275
Charge-off	(65,198)	(106,097)	(98,355)
Transfers to accrual TDRs	(32,190)	(333,478)	(43,858)
Loans sold	(12,224)	(44,984)	(31,581)
Principal payments and other	(216,279)	(272,505)	(342,644)

Balance at end of fiscal year(1)	¥1,111,306	¥896,031	¥660,868

Notes:

(1)	For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018.
(2)	Included in the additions of other impaired loans for the fiscal years ended March 31, 2016, 2017 and 2018 are nonaccrual TDRs as follows: ¥10,954 million, ¥11,699 million and ¥12,002 million—Card; ¥19,725 million, ¥25,023 million and ¥12,799 million—MUFG Americas Holdings; and ¥7,989 million, ¥7,471 million and ¥12,280 million—Krungsri, respectively.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016		2017		2018
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥116,299	¥76,530	¥377,563	¥377,563	¥70,380	¥69,021
Manufacturing	63,304	23,535	335,347	335,347	35,954	35,954
Construction	2,881	2,881	1,377	1,377	1,020	1,020
Real estate	7,167	7,167	7,457	7,457	1,269	1,269
Services	12,226	12,226	5,268	5,268	4,139	4,139
Wholesale and retail	27,545	27,545	22,868	22,868	16,280	14,921
Banks and other financial institutions	—	—	—	—	246	246
Communication and information services	869	869	2,405	2,405	9,643	9,643
Other industries	1,240	1,240	1,493	1,493	761	761
Consumer	1,067	1,067	1,348	1,348	1,068	1,068
Foreign-excluding MUAH and Krungsri	23,849	23,849	58,178	58,178	25,522	25,522
Loans acquired with deteriorated credit quality	—	—	1,030	1,030	—	—
Residential(1)(3)	19,316	19,316	13,092	13,092	9,763	9,763
Card(2)(3)	16,002	15,670	17,256	16,759	17,436	16,912
MUAH(2)(3)	64,064	64,064	38,558	38,449	40,578	38,224
Krungsri(2)(3)	17,869	17,781	32,340	32,340	24,015	23,929

Total	¥257,399	¥217,210	¥538,017	¥537,411	¥187,694	¥183,371

	2016	2017	2018
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥150,142	¥4,587	¥4,067
Manufacturing	147,025	1,373	839
Construction	6	11	—
Real estate	745	38	10
Services	1,193	217	822
Wholesale and retail	1,090	2,530	2,231
Banks and other financial institutions	—	—	—
Communication and information services	20	385	140
Other industries	40	—	—
Consumer	23	33	25
Foreign-excluding MUAH and Krungsri	—	11,268	—
Loans acquired with deteriorated credit quality	—	—	—
Residential(1)(3)	284	231	159
Card(2)(3)	4,479	3,661	4,191
MUAH(2)(3)	3,925	6,624	2,565
Krungsri(2)(3)	6,219	3,984	4,789

Total	¥165,049	¥30,355	¥15,771

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.
(3)	For the fiscal year ended March 31, 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment, payment deferrals were the primary concession type in the MUFG Americas Holdings segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2017 and 2018:

	2017	2018
	(in millions)
Commercial(1)
Domestic	¥592,578	¥482,566
Manufacturing	409,500	320,702
Construction	8,881	7,362
Real estate	38,953	33,289
Services	32,864	23,987
Wholesale and retail	82,968	70,119
Banks and other financial institutions	11	6
Communication and information services	6,133	12,837
Other industries	6,486	9,712
Consumer	6,782	4,552
Foreign-excluding MUAH and Krungsri	96,168	54,182
Residential(1)	50,213	40,734
Card(2)	72,311	67,352
MUAH(2)	69,830	65,373
Krungsri(2)	46,651	54,036

Total	¥927,751	¥764,243

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2017 and 2018 are nonaccrual TDRs as follows: ¥39,747 million and ¥38,811 million—Card; ¥45,122 million and ¥26,040 million—MUFG Americas Holdings; and ¥18,998 million and ¥24,855 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modificationoutstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2016, 2017 and 2018 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

In regards to the Card, MUFG Americas Holdings and Krungsri segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥168,840 million and ¥172,159 million at March 31, 2017 and 2018, respectively. See Note 25 for further discussion of commitments to extend credit.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2017 and 2018 are shown below:

At March 31, 2017:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥49,572,413	¥2,161,965	¥296,961	¥52,031,339
Manufacturing	10,882,533	821,062	65,112	11,768,707
Construction	753,879	53,255	11,550	818,684
Real estate	11,137,637	352,785	42,382	11,532,804
Services	2,267,272	237,067	31,202	2,535,541
Wholesale and retail	7,403,680	462,577	98,423	7,964,680
Banks and other financial institutions	5,207,774	14,341	892	5,223,007
Communication and information services	1,573,518	45,342	15,357	1,634,217
Other industries	8,725,914	125,725	8,086	8,859,725
Consumer	1,620,206	49,811	23,957	1,693,974
Foreign-excluding MUAH and Krungsri	36,134,401	971,228	189,599	37,295,228
Loans acquired with deteriorated credit quality	16,503	12,572	5,065	34,140

Total	¥85,723,317	¥3,145,765	¥491,625	¥89,360,707

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,256,263	¥76,185	¥14,332,448
Card	¥531,331	¥61,822	¥593,153

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,837,763	¥22,949	¥4,879,158	¥133,032	¥151,553	¥9,024,455

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥4,672,435	¥195,472	¥98,335	¥4,966,242

At March 31, 2018:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥49,050,274	¥1,690,924	¥271,456	¥51,012,654
Manufacturing	10,215,497	596,662	57,730	10,869,889
Construction	727,932	43,673	9,116	780,721
Real estate	11,379,291	279,931	32,692	11,691,914
Services	2,467,540	175,733	24,081	2,667,354
Wholesale and retail	7,518,383	374,706	77,870	7,970,959
Banks and other financial institutions	4,800,281	10,923	1,145	4,812,349
Communication and information services	1,491,093	48,153	11,958	1,551,204
Other industries	8,780,517	120,466	36,951	8,937,934
Consumer	1,669,740	40,677	19,913	1,730,330
Foreign-excluding MUAH and Krungsri	36,049,123	569,137	108,276	36,726,536
Loans acquired with deteriorated credit quality	12,035	11,728	3,562	27,325

Total	¥85,111,432	¥2,271,789	¥383,294	¥87,766,515

				Accrual	Nonaccrual	Total(1)
				(in millions)
Residential				¥14,012,978	¥67,258	¥14,080,236
Card				¥528,108	¥61,707	¥589,815

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥4,360,445	¥14,238	¥4,509,044	¥59,890	¥116,842	¥9,060,459

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥5,284,018	¥198,526	¥123,106	¥5,605,650

Notes:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥40,534 million and ¥953 million as of March 31, 2017 and 2018, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUFG Americas Holdings segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the MUFG Americas Holdings segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUFG Americas Holdings and Krungsri segments, credit quality indicators are generally based on information as of December 31.

Past Due Analysis

Ages of past due loans by class at March 31, 2017 and 2018 are shown below:

At March 31, 2017:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,410	¥19,468	¥31,878	¥51,999,461	¥52,031,339	¥5,817
Manufacturing	1,427	1,671	3,098	11,765,609	11,768,707	20
Construction	281	235	516	818,168	818,684	—
Real estate	2,655	5,058	7,713	11,525,091	11,532,804	1,542
Services	1,294	3,225	4,519	2,531,022	2,535,541	4
Wholesale and retail	1,932	1,883	3,815	7,960,865	7,964,680	149
Banks and other financial institutions	3	21	24	5,222,983	5,223,007	—
Communication and information services	583	216	799	1,633,418	1,634,217	—
Other industries	337	99	436	8,859,289	8,859,725	—
Consumer	3,898	7,060	10,958	1,683,016	1,693,974	4,102
Foreign-excluding MUAH and Krungsri	5,268	50,105	55,373	37,239,855	37,295,228	2,244
Residential	78,227	42,335	120,562	14,202,076	14,322,638	31,382
Card	17,490	31,298	48,788	533,484	582,272	—
MUAH	25,162	14,212	39,374	8,998,049	9,037,423	1,165
Krungsri	103,055	73,261	176,316	4,780,709	4,957,025	—

Total	¥241,612	¥230,679	¥472,291	¥117,753,634	¥118,225,925	¥40,608

At March 31, 2018:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,290	¥43,913	¥57,203	¥50,955,451	¥51,012,654	¥6,419
Manufacturing	1,495	1,300	2,795	10,867,094	10,869,889	—
Construction	359	437	796	779,925	780,721	—
Real estate	2,090	3,225	5,315	11,686,599	11,691,914	1,633
Services	1,025	620	1,645	2,665,709	2,667,354	26
Wholesale and retail	3,886	4,198	8,084	7,962,875	7,970,959	1,349
Banks and other financial institutions	—	21	21	4,812,328	4,812,349	—
Communication and information services	657	328	985	1,550,219	1,551,204	—
Other industries	251	28,315	28,566	8,909,368	8,937,934	—
Consumer	3,527	5,469	8,996	1,721,334	1,730,330	3,411
Foreign-excluding MUAH and Krungsri	12,512	19,655	32,167	36,694,369	36,726,536	1,083
Residential	78,073	19,399	97,472	13,974,118	14,071,590	10,806
Card	18,887	32,218	51,105	528,284	579,389	—
MUAH	23,145	13,648	36,793	9,009,426	9,046,219	771
Krungsri	116,665	99,315	215,980	5,383,477	5,599,457	—

Total	¥262,572	¥228,148	¥490,720	¥116,545,125	¥117,035,845	¥19,079

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUFG Americas Holdings do not include ¥438 million and ¥5 million of FDIC covered loans at March 31, 2017 and 2018, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2016, 2017 and 2018 are shown below:

Fiscal year ended March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479
Provision for (reversal of) credit losses	117,024	(9,478)	885	47,429	76,002	231,862
Charge-offs	116,620	6,691	8,323	5,721	61,416	198,771
Recoveries	21,110	2,401	2,955	2,412	12,934	41,812

Net charge-offs	95,510	4,290	5,368	3,309	48,482	156,959
Others(1)	(12,671)	—	—	(435)	(6,146)	(19,252)

Balance at end of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Fiscal year ended March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130
Provision for (reversal of) credit losses	177,295	12,224	13,289	(62)	50,942	253,688
Charge-offs	108,262	5,339	16,309	32,074	51,774	213,758
Recoveries	21,124	1,853	1,998	2,916	16,058	43,949

Net charge-offs	87,138	3,486	14,311	29,158	35,716	169,809
Others(1)	(6,030)	—	—	(5,501)	(1,290)	(12,821)

Balance at end of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Fiscal year ended March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188
Provision for (reversal of) credit losses	(297,401)	(22,291)	23,422	(9,309)	64,732	(240,847)
Charge-offs	134,807	3,838	22,696	14,701	56,067	232,109
Recoveries	24,913	1,339	1,228	6,140	17,490	51,110

Net charge-offs	109,894	2,499	21,468	8,561	38,577	180,999
Others(1)	(2,293)	—	—	(2,098)	8,173	3,782

Balance at end of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2017 and 2018 are shown below:

At March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥772,804	¥46,520	¥20,523	¥19,174	¥19,035	¥878,056
Collectively evaluated for impairment	115,489	19,255	9,632	54,096	91,137	289,609
Loans acquired with deteriorated credit quality	12,393	1,561	10	463	96	14,523

Total	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Loans:
Individually evaluated for impairment	¥1,349,621	¥125,611	¥71,879	¥93,452	¥65,028	¥1,705,591
Collectively evaluated for impairment	87,976,946	14,197,027	510,393	8,944,409	4,891,997	116,520,772
Loans acquired with deteriorated credit quality	34,140	9,810	10,881	27,128	9,217	91,176

Total(1)	¥89,360,707	¥14,332,448	¥593,153	¥9,064,989	¥4,966,242	¥118,317,539

At March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥414,706	¥16,644	¥21,223	¥7,743	¥29,402	¥489,718
Collectively evaluated for impairment	64,375	24,718	10,884	45,571	115,161	260,709
Loans acquired with deteriorated credit quality	12,017	1,184	12	451	33	13,697

Total	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Loans:
Individually evaluated for impairment	¥977,945	¥110,197	¥66,957	¥82,545	¥84,094	¥1,321,738
Collectively evaluated for impairment	86,761,245	13,961,393	512,432	8,963,679	5,515,363	115,714,112
Loans acquired with deteriorated credit quality	27,325	8,646	10,426	15,188	6,193	67,778

Total(1)	¥87,766,515	¥14,080,236	¥589,815	¥9,061,412	¥5,605,650	¥117,103,628

Note:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease in the allowance for credit losses due to loan disposal activity amounting to ¥0.8 billion, ¥11.0 billion and ¥12.2 billion for the fiscal years ended March 31, 2016, 2017 and 2018, respectively.

The MUFG Group sold ¥640 billion, ¥833 billion and ¥1,409 billion of loans within the Commercial segment during the fiscal years ended March 31, 2016, 2017 and 2018, respectively.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2017	2018
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition	¥2,624	¥537
Cash flows expected to be collected at acquisition	398	197
Fair value of loans at acquisition	398	197
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥53,018	¥40,917
Additions	—	—
Accretion	(17,025)	(14,067)
Disposals	(69)	(11)
Reclassifications from nonaccretable difference	6,462	3,267
Foreign currency translation adjustments	(1,469)	(434)

Balance at end of fiscal year	¥40,917	¥29,672

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥301,447	¥223,695
Outstanding balance at end of fiscal year	223,695	180,011
Carrying amount at beginning of fiscal year	124,806	91,176
Carrying amount at end of fiscal year	91,176	67,778
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥398	¥197
Carrying amount at end of fiscal year	9,720	6,659
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥15,731	¥14,523
Additional provisions during fiscal year	3,020	2,285
Reductions of allowance during fiscal year	1,250	732
Balance of allowance for credit losses at end of fiscal year	14,523	13,697

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2017 and 2018, the components of the investment in direct financing leases were as follows:

	2017	2018
	(in millions)
Minimum lease payments receivable	¥1,672,338	¥1,862,664
Estimated residual values of leased property	29,314	31,650
Less—unearned income	(234,874)	(279,081)

Net investment in direct financing leases	¥1,466,778	¥1,615,233

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2018 were as follows:

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2019	¥507,905
2020	442,369
2021	325,821
2022	243,682
2023	140,914
2024 and thereafter	201,973

Total minimum lease payment receivables	¥1,862,664

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual borrowers in Japan and overseas in the normal course of business. In order to improve its loan quality, MUFG Bank and Mitsubishi UFJ Trust and Banking actively disposed of nonperforming loans. Most of the nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of MUFG Bank and Mitsubishi UFJ Trust and Banking generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥12,094 million, ¥19,466 million and ¥2,976 million for the fiscal years ended March 31, 2016, 2017 and 2018, respectively.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2017 and 2018, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2016, 2017 and 2018, there were no loans to related parties that were charged off. Additionally, at March 31, 2016, 2017, and 2018, there were no loans to related parties that were impaired.